Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Disclosure of transactions with existing related parties	Amounts due from related parties as of June 30, 2024 and December 31, 2023 consisted of the following:

(in thousands of $)	June 30, 2024	December 31, 2023
Avenir	7,525	7,312

Disclosure of transactions with former related parties
Summarized below are the transactions with CoolCo and its subsidiaries for the period from January 1, 2023 to March 2, 2023:

(in thousands of $)	Period ended January 1, 2023 to March 2, 2023
Management and administrative services revenue	588
Ship management fees expense	(333)
Debt guarantee fees	175
Commitment fees	21
Total	451